GOODWILL AND OTHER INTANGIBLES GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill for the years ended December 31, 2014, 2013 and 2012 is summarized as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Balance at beginning of year	$11,213	$3,451	$4,094
Acquisition of Newport	498	7,762	—
Disposal of SI Trust Servicing	—	—	(643)
Balance at end of year	$11,711	$11,213	$3,451

Schedule of Finite-Lived Intangible Assets
ore deposit intangible is summarized as follows:

	Years Ended December 31,
	2014	2013
	(In Thousands)
Balance at beginning of year	$8,353	$8,573
Purchase fair value adjustment	(754)	—
Amortization	(613)	(220)
Balance at end of year	$6,986	$8,353